Foreign currency assets and liabilities (Details) - ARS ($)	Jun. 30, 2024	Jun. 30, 2023
Trade And Other Payable [Member]
Statement [Line Items]
Total trade and other payables	$ 25,651,000,000	$ 15,660,000,000
Total trade and other receivables [Member]
Statement [Line Items]
Total Financial assets	42,147,000,000	43,818,000,000
Derivative Financial Instruments [Member]
Statement [Line Items]
Total financial liabliites	4,000,000	22,000,000
Derivative Financial Instruments [Member] | Provisions [Member]
Statement [Line Items]
Derivative Financial Liabilities	20,314,000,000	20,568,000,000
Derivative Financial Instruments [Member] | Lease liabilities [Member]
Statement [Line Items]
Derivative Financial Liabilities	10,849,000,000	10,812,000,000
Derivative Financial Instruments [Member] | Borrowings [Member]
Statement [Line Items]
Derivative Financial Liabilities	291,055,000,000	323,520,000,000
Derivative Financial Instruments [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Derivative Financial Assets	88,642,000,000	75,815,000,000
Derivative Financial Instruments [Member] | Total Cash And Cash Equivalents [Member]
Statement [Line Items]
Derivative Financial Assets	18,100,000,000	16,299,000,000
Derivative Financial Instruments [Member] | Total Investments In Financial Assets [Member]
Statement [Line Items]
Derivative Financial Assets	148,889,000,000	135,932,000,000
Euros [Member] | Derivative Financial Instruments [Member] | Cash And Cash Equivalents [Member]
Statement [Line Items]
Foreign currency price amount	$ 0
Peso exchange rate	$ 973.18
Derivative Financial Assets	$ 4,000,000	7,000,000
USD [Member] | Derivative Financial Instruments [Member] | Lease Liabilities [Member]
Statement [Line Items]
Foreign currency price amount	$ 11.90
Peso exchange rate	$ 912.00
Derivative Financial Liabilities	$ 10,849,000,000	10,812,000,000
USD [Member] | Derivative Financial Instruments [Member] | Borrowings [Member]
Statement [Line Items]
Foreign currency price amount	$ 318.31
Peso exchange rate	$ 912.00
Derivative Financial Liabilities	$ 290,296,000,000	322,439,000,000
USD [Member] | Derivative Financial Instruments [Member] | Related Parties [Member] | Borrowings [Member]
Statement [Line Items]
Foreign currency price amount	$ 0.83
Peso exchange rate	$ 912.00
Derivative Financial Liabilities	$ 759,000,000	1,081,000,000
USD [Member] | Derivative Financial Instruments [Member] | Receivable [member] | Related Parties [Member]
Statement [Line Items]
Foreign currency price amount	$ 19.95
Peso exchange rate	$ 912.00
Derivative Financial Assets	$ 18,193,000,000	19,372,000,000
USD [Member] | Derivative Financial Instruments [Member] | Investments In Financial Assets [Member] | Related Parties [Member]
Statement [Line Items]
Foreign currency price amount	$ 92.95
Peso exchange rate	$ 909.00
Derivative Financial Assets	$ 84,494,000,000	68,042,000,000
USD [Member] | Derivative Financial Instruments [Member] | Cash And Cash Equivalents [Member]
Statement [Line Items]
Foreign currency price amount	$ 19.89
Peso exchange rate	$ 909.00
Derivative Financial Assets	$ 18,081,000,000	16,195,000,000
USD [Member] | Derivative Financial Instruments [Member] | Trade And Other Payables [Member]
Statement [Line Items]
Foreign currency price amount	$ 18.08
Peso exchange rate	$ 912.00
Derivative Financial Liabilities	$ 16,492,000,000	15,582,000,000
USD [Member] | Derivative Financial Instruments [Member] | Payables [member] | Related Parties [Member]
Statement [Line Items]
Foreign currency price amount	$ 10.01
Peso exchange rate	$ 912.00
Derivative Financial Liabilities	$ 9,129,000,000	45,000,000
New Israel Shekel [Member] | Provisions [Member]
Statement [Line Items]
Foreign currency price amount	$ 83.98
Peso exchange rate	$ 241.90
Derivative Financial Liabilities	$ 20,314,000,000	20,568,000,000
New Israel Shekel [Member] | Derivative Financial Instruments [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Foreign currency price amount	$ 3.86
Peso exchange rate	$ 241.90
Derivative Financial Assets	$ 933,000,000	1,297,000,000
New Israel Shekel [Member] | Derivative Financial Instruments [Member] | Cash And Cash Equivalents [Member]
Statement [Line Items]
Foreign currency price amount	$ 0
Peso exchange rate	$ 241.90
Derivative Financial Assets	$ 1,000,000	97,000,000
Pounds [Member] | Derivative Financial Instruments [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Foreign currency price amount	$ 0.70
Peso exchange rate	$ 1,148.52
Derivative Financial Assets	$ 807,000,000	881,000,000
USD [Member] | Derivative Financial Instruments [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Foreign currency price amount	$ 2.64
Peso exchange rate	$ 912.00
Derivative Financial Assets	$ 2,408,000,000	5,595,000,000
Uruguayan pesos [Member] | Derivative Financial Instruments [Member] | Trade And Other Payables [Member]
Statement [Line Items]
Foreign currency price amount	$ 1.30
Peso exchange rate	$ 23.01
Derivative Financial Liabilities	$ 30,000,000	33,000,000
Trade And Other Receivables [Member] | Euros [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Foreign currency price amount	$ 0.01
Peso exchange rate	$ 973.18
Derivative Financial Assets	$ 10,000,000	$ 85,000,000
Trade And Other Receivables [Member] | USD [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Foreign currency price amount	$ 0
Peso exchange rate	$ 912.00	$ 912.00
Derivative Financial Assets	$ 4,000,000	$ 22,000,000